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                          Supplement Dated May 1, 2003

                                       To

                         Prospectuses Dated May 1, 1999

                                       For

             ALPHA VARIABLE ANNUITY AND ALPHA FLEX VARIABLE ANNUITY

                                   Issued by:

                       JEFFERSON-PILOT SEPARATE ACCOUNT A

                                       Of

                     JEFFERSON-PILOT LIFE INSURANCE COMPANY


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective May 1, 2003, The Strategic Growth Portfolio of Jefferson Pilot Variable Fund, Inc. has been renamed the Strategic Growth Portfolio. The sub-investment manager has been replaced by T. Rowe Price Associates, Inc.




                     JEFFERSON PILOT LIFE INSURANCE COMPANY
                                ONE GRANITE PLACE
                          CONCORD, NEW HAMPSHIRE 03301
                            (800) 258-3648, EXT. 7719